Shareholders' Equity (Details Textual)	1 Months Ended										12 Months Ended									1 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended									1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Dec. 31, 2010	Jun. 30, 2010 USD ($)	Jun. 30, 2010 EUR (€)	Jun. 30, 2009 USD ($)	Jun. 30, 2009 EUR (€)	Jan. 31, 1997	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2007	Aug. 31, 2013	Jul. 31, 2013	Jun. 20, 2013	Jun. 24, 2011	Jun. 25, 2010	Jun. 24, 2009	Jun. 30, 2013 Scientific Advisory Board [Member] USD ($)	Jun. 30, 2013 Scientific Advisory Board [Member] EUR (€)	Jun. 20, 2013 Scientific Advisory Board [Member]	Dec. 31, 2012 Warrants One [Member]	Mar. 13, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants Two [Member]	Mar. 13, 2012 Warrants Two [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 31, 2013 Free Share Awards [Member]	Dec. 31, 2012 Free Share Awards [Member]	Dec. 31, 2011 Free Share Awards [Member]	Dec. 31, 2010 Free Share Awards [Member]	Dec. 31, 2009 Free Share Awards [Member]	Dec. 31, 2008 Free Share Awards [Member]	Jun. 20, 2013 Free Share Awards [Member]	Jun. 22, 2012 Free Share Awards [Member]	Jun. 24, 2011 Free Share Awards [Member]	Dec. 31, 2013 Free Share Awards [Member] Issue One [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue One [Member]	Dec. 31, 2013 Free Share Awards [Member] Issue Two [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue Two [Member]	Dec. 31, 2012 Free Share Awards [Member] Issue Three [Member]
Class of Stock [Line Items]
Number Of Warrants Authorized For Subscription																270,000	350,000	250,000	250,000			20,000
Warrants Subscription Price	$ 0.57	€ 0.43	$ 0.67	€ 0.47		$ 0.90	€ 0.70	$ 1.03	€ 0.74											$ 0.57	€ 0.43
Share Purchase Price	$ 6.14	€ 4.58	$ 5.03	€ 3.54		$ 6.68	€ 5.44	$ 6.29	€ 4.50
Social Contribution										45.00%
Additional Social Security Contribution													10.00%
Percentage Of Share Price													25.00%
Contribution Rate					14.00%
Options authorized Free of Charge Share Award Granted and Outstanding																																			200,000	200,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																													192,500	189,700	200,000	230,000	295,000	210,000
Issuance of ordinary shares on exercise of stock -options (in shares)																															267,400	200,050						10,000	208,150	137,150	5,000	45,000
Accumulated Statutory Deficit											$ 168,500,000
Increased Contribution Rate												30.00%
Warrants Issued During Period Warrants New Issues																											$ 3,300,000	$ 3,300,000
Class Of Warrant Or Right Exercisable																							2,200,000	2,200,000	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							7.44	7.44	11.00	11.00
Warrants Exercised											50,000
Warrants Cancelled											200,000
Warrants Subscribed														20,000	180,000
Common Stock, Shares Authorized											34,379,690	34,379,690				200,000